Federated California Municipal Cash Trust
A Portfolio of Money Market Obligations Trust
INVESTMENT SHARES (TICKER CMIXX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017
On July 31, 2017, the Board of Trustees (the “Board”) of Money Market Obligations Trust approved a Plan of Conversion for Investment Shares of Federated California Municipal Cash Trust (the “Fund”) pursuant to which the Investment Shares will be converted into the Fund's existing Cash II Shares on October 27, 2017. In approving the conversion, the Board determined that the conversion of the Investment Shares into Cash II Shares is in the best interests of the shareholders of the Investment Shares.
On September 29, 2017, Investment Shares will be closed to new accounts. New purchases by existing Investment Shares shareholders will continue to be permitted until the close of business on October 17, 2017.
Pursuant to the Plan of Conversion, Investment Shares shareholders will automatically receive shares of Cash II Shares in exchange for their Investment Shares without any fee, load or charge, as of the close of business on October 27, 2017. Investment Shares will operate up to and including close of business on October 27, 2017. Following the conversion, each shareholder who previously held Investment Shares will receive a prospectus for the Fund's Cash II Shares, which currently offer a lower Rule 12b-1 fee and have a lower total net expense ratio than the Investment Shares.
The conversion will occur on a tax-free basis. There is no action required by shareholders to effect this conversion and there will be no disruption to accounts as a result of the conversion. Please delete all references to Investment Shares effective as of October 27, 2017.
August 1, 2017
Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453949 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Connecticut Municipal Cash Trust
Federated Florida Municipal Cash Trust
Federated Michigan Municipal Cash Trust
Federated Minnesota Municipal Cash Trust
Federated Municipal Trust
Federated New Jersey Municipal Cash Trust
Federated North Carolina Municipal Cash Trust
Federated Ohio Municipal Cash Trust
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
On July 31, 2017, the Board of Trustees (the “Board”) of Money Market Obligations Trust approved a Plan of Liquidation for above-named funds (the “Funds”) pursuant to which the Funds will be liquidated on or about October 27, 2017 (the “Liquidation” or the “Liquidation Date”). In approving the Liquidation, the Board determined that the liquidations of the Funds is in the best interests of each of the Funds and their respective shareholders.
Accordingly, the Adviser will begin positioning the portfolios of the Funds for liquidation, which may cause the Funds to deviate from their stated investment objectives and strategies. It is anticipated that each Fund's portfolio will be positioned into cash on or some time prior to the Liquidation Date. Effective as of the close of business on September 29, 2017, the Funds will be closed to new investors and closed to investments by existing shareholders on October 18, 2017.
Any shares outstanding at the close of business on the Liquidation Date will be automatically redeemed. Such redemption shall follow the procedures set forth in the Funds' Plan of Liquidation. Any net capital gains will be distributed to shareholders, if necessary, prior to the Liquidation. Final dividends will be included with the liquidation proceeds.

Any time prior to the Liquidation Date, the shareholders of the Funds may redeem their shares of the Funds pursuant to the procedures set forth in each Fund's Plan of Liquidation. Shareholders of each Fund, with the exception of Federated Municipal Trust, may also exchange their shares of the Funds for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any other Federated fund, if the shareholder meets the eligibility criteria and investment minimum for the Federated fund for which the shareholder is exchanging. Shareholders of Federated Municipal Trust may exchange their shares for shares of Federated Capital Reserves Fund or Federated Government Reserves Fund, if the shareholder meets the relevant eligibility criteria and investment minimums.
If you are a taxable shareholder, the Liquidation of the Funds will be a recognition event. In addition, any income or capital gains distributed to shareholders prior to the Liquidation Date or as part of the liquidation proceeds may also be subject to taxation. All investors should consult with their tax advisor regarding the tax consequences of this Liquidation.
August 1, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453951 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017©Federated Investors, Inc.
Federated Virginia Municipal Cash Trust
A Portfolio of Money Market Obligations Trust
WEALTH SHARES (TICKER VAIXX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017
On July 31, 2017, the Board of Trustees (the “Board”) of Money Market Obligations Trust approved the liquidation of the Wealth Shares of Federated Virginia Municipal Cash Trust (the “Fund”) to be effective on or about October 27, 2017 (the “Liquidation” or the “Liquidation Date”). In approving the Liquidation, the Board determined that the liquidation of the Wealth Shares is in the best interests of the Fund's Wealth Shares and its shareholders.
Effective as of the close of business on September 29, 2017, the Wealth Shares will be closed to new investors and closed to investments by existing shareholders on October 18, 2017.
Any shares outstanding at the close of business on the Liquidation Date will be automatically redeemed. Such redemption shall follow the procedures set forth in the Fund's Prospectus. Final dividends will be distributed with the liquidation proceeds.
Any time prior to the Liquidation Date, the shareholders of the Wealth Shares may redeem their shares pursuant to the procedures set forth in the Fund's Prospectus. Shareholders may also exchange Wealth Shares for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any other Federated fund, if the shareholder meets the eligibility criteria and investment minimum for the Federated fund for which the shareholder is exchanging. A shareholder of the Fund's Wealth Shares may also convert their Wealth Shares to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought.
If you are a taxable shareholder, the Liquidation of the Wealth Shares will be a recognition event. In addition, any income or capital gains distributed to shareholders prior to the Liquidation Date or as part of the liquidation proceeds may also be subject to taxation. All investors should consult with their tax advisor regarding the tax consequences of this Liquidation.
August 1, 2017

Federated Virginia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453950 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017©Federated Investors, Inc.